Note 29 - Loans and Borrowings - Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019	[2]
Statement Line Items [Line Items]
Balance at January 1	$ 2,471	$ 5,960		$ 1,486
- Capital	(574)		[1]	(1,500)	[1]
- Finance cost	(388)	(130)		(58)
Proceeds		2,340	[1]	6,000	[1]
Transaction cost		(46)		(60)
Unrealised foreign exchange	(1,487)	(5,818)
Finance cost	386	165		92
Balance at December 31	408	2,471		5,960
Loans and borrowings - long term portion		1,942	[2]	5,960		$ 5,960
Short-term portion of loan facility	$ 408	$ 529

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.
[2]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.